(2_FIDELITY_LOGOS)FIDELITY

CAPITAL & INCOME
FUND
SEMIANNUAL REPORT
OCTOBER 31, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     30   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    34   Notes to the financial statements.

REPORT OF INDEPENDENT    39   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995     PAST 6   PAST 1   PAST 5    PAST 10
                                   MONTHS   YEAR     YEARS      YEARS

Capital & Income                   7.78%    14.51%   136.80%   207.59%

Merrill Lynch High Yield Master    7.71%    17.17%   120.20%   210.96%
Index

Average High Current Yield Fund    6.68%    12.73%   113.47%   156.32%

Consumer Price Index               1.18%    2.81%    15.13%    41.40%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Merrill Lynch High Yield Master Index, - a broad measure of the high yield bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average high current yield fund, which reflects the performance of 128 funds with similar objectives tracked by Lipper Analytical Services over the past six months. These benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1995          PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS     YEARS

Capital & Income                        14.51%   18.82%   11.89%

Merrill Lynch High Yield Master Index   17.17%   17.10%   12.01%

Average High Current Yield Fund         12.73%   16.27%   9.76%

Consumer Price Index                    2.81%    2.86%    3.52%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              Capital & IncomeHigh Yield Mast
     10/31/85        10000.00       10000.00
     11/30/85        10166.41       10188.14
     12/31/85        10569.10       10485.96
     01/31/86        10620.93       10557.12
     02/28/86        11102.90       11005.72
     03/31/86        11471.38       11246.54
     04/30/86        11634.85       11422.17
     05/31/86        11765.98       11555.38
     06/30/86        11920.01       11672.44
     07/31/86        11828.19       11518.76
     08/31/86        11975.67       11731.34
     09/30/86        12026.19       11828.43
     10/31/86        12368.72       12036.53
     11/30/86        12406.04       12134.54
     12/31/86        12470.29       12200.07
     01/31/87        12891.55       12545.03
     02/28/87        13111.47       12752.13
     03/31/87        13227.32       12893.13
     04/30/87        12895.68       12611.96
     05/31/87        12813.46       12555.13
     06/30/87        13025.03       12728.69
     07/31/87        13007.61       12797.95
     08/31/87        13140.71       12926.19
     09/30/87        12705.68       12628.78
     10/31/87        12198.33       12291.36
     11/30/87        12473.35       12602.19
     12/31/87        12633.78       12769.53
     01/31/88        13042.73       13118.96
     02/29/88        13402.95       13474.94
     03/31/88        13315.98       13452.66
     04/30/88        13413.27       13491.51
     05/31/88        13419.75       13561.93
     06/30/88        13686.91       13821.22
     07/31/88        13831.99       13967.28
     08/31/88        13837.81       14013.17
     09/30/88        13984.74       14154.42
     10/31/88        14135.12       14374.95
     11/30/88        14128.98       14428.80
     12/31/88        14224.01       14489.85
     01/31/89        14485.81       14707.15
     02/28/89        14566.43       14805.98
     03/31/89        14478.10       14792.81
     04/30/89        14424.59       14836.47
     05/31/89        14683.48       15109.60
     06/30/89        14992.69       15323.67
     07/31/89        15020.89       15396.24
     08/31/89        15019.46       15472.29
     09/30/89        14554.80       15324.99
     10/31/89        13909.24       15082.59
     11/30/89        13939.56       15116.39
     12/31/89        13766.63       15102.73
     01/31/90        13305.11       14807.56
     02/28/90        13065.48       14591.91
     03/31/90        13193.91       14789.16
     04/30/90        13236.13       14864.30
     05/31/90        13517.17       15132.80
     06/30/90        13818.53       15425.98
     07/31/90        14122.97       15751.97
     08/31/90        13783.92       15148.95
     09/30/90        13414.86       14490.10
     10/31/90        12989.88       14121.37
     11/30/90        13162.89       14240.99
     12/31/90        13237.12       14446.19
     01/31/91        13308.86       14650.40
     02/28/91        13976.52       15737.80
     03/31/91        14588.49       16414.46
     04/30/91        15197.63       16999.01
     05/31/91        15250.62       17082.01
     06/30/91        15571.99       17425.65
     07/31/91        16074.37       17843.18
     08/31/91        16291.54       18218.21
     09/30/91        16512.64       18450.25
     10/31/91        16914.83       18998.51
     11/30/91        17013.11       19217.96
     12/31/91        17184.32       19441.22
     01/31/92        18220.66       20120.95
     02/29/92        18990.28       20620.66
     03/31/92        19801.01       20908.38
     04/30/92        20205.43       21060.56
     05/31/92        20449.53       21396.49
     06/30/92        20684.99       21662.33
     07/31/92        21095.20       22101.23
     08/31/92        21306.59       22393.84
     09/30/92        21511.24       22648.99
     10/31/92        21292.83       22362.94
     11/30/92        21495.48       22679.65
     12/31/92        22004.41       22971.67
     01/31/93        22844.62       23537.32
     02/28/93        23319.15       23982.85
     03/31/93        24060.35       24398.64
     04/30/93        24252.62       24573.77
     05/31/93        24738.72       24904.56
     06/30/93        25700.05       25372.46
     07/31/93        25938.64       25645.18
     08/31/93        26151.41       25889.65
     09/30/93        26291.97       26017.40
     10/31/93        26820.52       26507.50
     11/30/93        27106.71       26652.47
     12/31/93        27484.37       26918.98
     01/31/94        28309.89       27508.91
     02/28/94        28296.19       27311.08
     03/31/94        27564.78       26421.09
     04/30/94        27274.59       26112.34
     05/31/94        27242.24       26019.30
     06/30/94        26891.60       26115.07
     07/31/94        27070.01       26298.65
     08/31/94        27072.23       26481.32
     09/30/94        27037.37       26471.29
     10/31/94        26862.14       26538.56
     11/30/94        26386.83       26312.82
     12/31/94        26217.21       26605.50
     01/31/95        26620.70       26981.44
     02/28/95        27694.22       27823.30
     03/31/95        27842.71       28210.50
     04/30/95        28538.69       28871.01
     05/31/95        29055.13       29773.01
     06/30/95        29162.83       30000.41
     07/31/95        30185.22       30343.38
     08/31/95        30280.58       30527.55
     09/30/95        30695.19       30876.81
     10/31/95        30759.40       31095.68

$10,000 OVER TEN YEARS: Let's say you invested $10,000 in Fidelity Capital & Income Fund on October 31, 1985. As the chart shows, by October 31, 1995, the value of your investment would have grown to $30,759 - a 207.59% increase on your initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,096 - a 210.96% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally move
in the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX        YEARS ENDED APRIL 30,
      MONTHS
      ENDED
      OCTOBER
      31,

      1995       1995                    1994   1993   1992   1991

Dividend return        5.93%   9.01%    9.34%    8.25%    12.72%   11.69%

Capital appreciation   1.85%   -4.38%    3.12%   11.78%   20.23%    3.13%
  return

Total return           7.78%   4.63%    12.46%   20.03%   32.95%   14.82%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1995    PAST          PAST 6         PAST 1
                                  MONTH         MONTHS         YEAR

Dividends per share               5.96(cents)   52.53(cents)   86.76(cents)

Annualized dividend rate          7.50%         11.19%         9.54%

30-day annualized yield           8.20%         -              -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.36 over the past month, $9.31 over the past six months and $9.09 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with David Breazzano, Portfolio Manager of Fidelity Capital &
Income
Q. DAVID, HOW DID THE FUND PERFORM?
A. Fairly well. For the six- and 12-month periods ended October 31, 1995, the fund had total returns of 7.78% and 14.51%, respectively. Those returns beat the average high current yield fund which returned 6.68% for the same six-month period and 12.73% for the same 12-month period, as tracked by Lipper Analytical Services. The Merrill Lynch High Yield Master Index, for the six- and 12-month periods ended October 31, 1995, returned 7.71% and 17.17%, respectively.
Q. WHAT DROVE THE HIGH-YIELD BOND MARKET'S RECENT RESULTS?
A. Interest rates and the economy, among other things. Generally speaking, it was a fairly stable period for the high-yield market as interest rates remained relatively flat during the past six months. And, as the economy continued to grow at a moderate pace, a number of high-yield companies experienced reasonable cash flow stability and growth. Technical market factors - including supply and demand - were also favorable. Demand for high-yield bonds was relatively strong throughout the period, as investors continued to search for higher levels of income. Supply, meanwhile, was firm partly because there was a fair amount of new issuance. However, the past six months included a number of well-publicized defaults in the discount retailing sector. Despite those defaults, the high-yield market continued to enjoy a relatively low default rate.
Q. WHAT HELPED THE FUND TOP THE
RETURNS OF THE AVERAGE HIGH CURRENT YIELD FUND OVER THE PAST SIX MONTHS?
A. A number of the fund's larger holdings did quite well during the period. US Air bonds, for example, appreciated significantly on the company's improved financial performance and the news of its possible acquisition by American Airlines or United Airlines. Even though such acquisitions won't materialize over the near term, I think the outlook for US Air is good because it should continue to report strong earnings, due primarily to the strength in the airline industry. Likewise, airplane leasing concern Guiness Peat Aviation, or GPA, also performed well as the supply of and demand for narrow-body aircraft started to equalize, reversing a long-trend of oversupply. Cadillac Fairview, a Canadian real estate company, also did well after it completed its bankruptcy reorganization.
Q. WHERE ARE YOU FINDING OPPORTUNITIES LATELY?
A. Alpine Group, Inc., which is a leading manufacturer of copper wire, is a recent addition to the fund. The proceeds from the bond issue I bought were used to finance the company's acquisition of another copper wire division from a French company. The two companies combined to give Alpine a dominant market share. Concern that fiber optics would eventually replace copper wire for telephone communications caused many telephone companies to hold off ordering copper wire. Replacing copper wire with fiber optics proved to be very expensive and with technological advances, copper wire can now carry more data than originally thought possible. Since many phone companies held back expenditures to replace copper wire, there's now somewhat of a backlog of copper wire needed. I also like Alpine because it should get improved operating margins from its acquisition. Finally, the industry is showing moderate but very adequate growth, and the company is operating near capacity.
Q. AT THE BEGINNING OF THIS YEAR YOU WERE KEEPING A FAIR AMOUNT OF CASH ON HAND, RATHER THAN INVESTING IT. HAS THAT CHANGED?
A. Yes, I've gradually brought down the fund's cash position. After a period of weakness in the high-yield market in 1994, the fund faced a fair amount of shareholder redemptions. So through the end of last year and the first part of this year, I kept more than a normal amount of cash on hand. More recently, redemptions have slowed but I want to keep some cash on hand to take advantage of potential opportunities in the market that may appear near year's end. There is some seasonality to the high-yield market in that the fourth quarter of the year historically is a relatively weak period. If that trend holds true this year, I may want to invest some of the fund's excess cash during that time, with an eye towards finding attractively priced companies.
Q. WHAT WERE THE DISAPPOINTMENTS?
A. The New Orleans land-based casino Harrah's Jazz was a major disappointment. During the period, its bonds traded down to a discounted level, reflecting weaker than originally projected revenues at its temporary location. After the period ended, the company filed for bankruptcy protection because it claimed that its banks pulled their credit lines. After the filing, the Harrah's Jazz bonds dropped considerably. Fidelity has engaged legal counsel, and it is our belief that various parties did not act in accordance with their financial and legal obligations. There's a reasonable chance that a permanent facility will be built. If the casino project is ultimately successful, the return to bondholders could be attractive.
Q. WHAT CHANGES IN STRATEGY DO YOU SEE IN STORE OVER THE NEXT SIX MONTHS?
A. In terms of strategy, I'll most likely look for opportunities in the distressed market. In addition, I'm trying to minimize the interest rate risk of the fund. I'm doing that by generally avoiding lower yielding issues. In my view, these types of bonds have had a strong rally this year and now may be particularly susceptible to higher interest rates.

FUND FACTS
GOAL: seeks income and
capital growth by investing
mainly in debt and equity
securities, with an emphasis
on lower-quality debt
securities
START DATE: November 1,
1977
SIZE: as of October 31, 1995,
more than $2.3 billion
MANAGER: David Breazzano,
since November 1990; also
co-manages Belmont Capital
Partners II, a private
bankruptcy fund; joined
Fidelity in 1990
(checkmark)
DAVID BREAZZANO'S OUTLOOK FOR
THE HIGH YIELD MARKET:
"As always, it will be
determined by the economy
and interest rates to a large
extent. In my view, interest
rates should stay low and the
economy should continue to
grow at a moderate pace.
Steady, low interest rates
would probably mean that the
total return for high yield
bonds will be more dependent
on income, than on capital
appreciation.
"That said, 1996 is an election
year, and the rhetoric
surrounding the presidential
campaign could cause some
volatility in both the equity and
bond markets. But barring
higher interest rates, a major
decline in either the stock or
bond markets, or a significant
increase in the rate of
high-yield bond defaults -
which I don't anticipate - the
high-yield market could
remain relatively stable."
INVESTMENT CHANGES


TOP FIVE HOLDINGS AS OF OCTOBER 31, 1995
(BY ISSUER, EXCLUDING REPURCHASE AGREEMENTS)   % OF FUND'S    % OF FUND'S
                                               INVESTMENTS    INVESTMENTS
                                                              6 MONTHS AGO

Thermadyne Holdings Corp. (various             4.6            4.4
issues)

US Air, Inc. (various issues)                  3.1            3.0

NWCG Holdings Co.                              3.0            3.3

Harrah's Jazz Co.                              3.0            2.3

Nextel Communications, Inc.                    2.7            4.7

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Media & Leisure                    17.8           16.9

Industrial Machinery & Equipment   7.9            7.5

Retail & Wholesale                 7.9            9.5

Construction & Real Estate         6.8            7.2

Technology                         6.8            2.3

QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1995
(MOODY'S RATINGS)   % OF FUND'S    % OF FUND'S
                    INVESTMENTS    INVESTMENTS
                                   6 MONTHS AGO

Aaa, Aa, A          0.0            0.3

Baa                 0.0            0.0

Ba                  3.8            3.1

B                   37.1           35.5

Caa, Ca, C          14.2           10.9

Nonrated            19.5           24.8

TABLE EXCLUDES SHORT-TERM INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1995 AND APRIL 30, 1995, ACCOUNT FOR 18.9% AND 24.4%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
ASSET ALLOCATION
AS OF OCTOBER 31, 1995* AS OF APRIL 30, 1995**
Nonconvertible
bonds 68.4%
Convertible bonds,
preferred stocks 6.9%
Common stocks 8.4%
Short-term
investments 11.3%
Other 5.0%
FOREIGN
INVESTMENTS 5.8%
Nonconvertible
bonds 66.5%
Convertible bonds,
preferred stocks 7.9%
Common stocks 7.4%
Short-term
investments 11.8%
Other 6.4%
FOREIGN
INVESTMENTS 7.9%
Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 11.3
Row: 1, Col: 3, Value: 8.4
Row: 1, Col: 4, Value: 6.9
Row: 1, Col: 5, Value: 18.4
Row: 1, Col: 6, Value: 50.0
Row: 1, Col: 1, Value: 6.4
Row: 1, Col: 2, Value: 11.8
Row: 1, Col: 3, Value: 7.4
Row: 1, Col: 4, Value: 7.9
Row: 1, Col: 5, Value: 16.5
Row: 1, Col: 6, Value: 50.0
*
**
INVESTMENTS OCTOBER 31, 1995

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 69.4%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
CONVERTIBLE BONDS - 1.0%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
ELECTRICAL EQUIPMENT - 0.3%
Ampex Corp. Series C, 0%, 6/30/97  - $ 7,090 $ 6,901
MEDIA & LEISURE - 0.4%
LODGING & GAMING - 0.4%
Bally Entertainment Corp. 10%, 12/15/06  B3  10,977  10,703
RETAIL & WHOLESALE - 0.3%
APPAREL STORES - 0.3%
Merry-Go-Round Enterprises, Inc.,
0%, 5/16/97 (g)  -  8,914  6,061
GROCERY STORES - 0.0%
Farm Fresh, Inc. 7 1/2%, 3/1/10  B3  600  341
TOTAL RETAIL & WHOLESALE   6,402
TOTAL CONVERTIBLE BONDS   24,006
NONCONVERTIBLE BONDS - 68.4%
AEROSPACE & DEFENSE - 3.7%
AEROSPACE & DEFENSE - 3.2%
Alliant Techsystems, Inc. 11 3/4%, 3/1/03  B2  15,750  17,246
Fairchild Corp.:
12%, 10/15/01  Caa  12,585  11,956
 13 1/8%, 3/15/06  Caa  5,280  4,752
K & F Industries, Inc. 11 7/8%, 12/1/03  B1  7,190  7,639
RHI Holdings, Inc. 11 7/8%, 3/1/99  B2  14,420  14,132
Rohr, Inc. 11 5/8%, 5/15/03  Ba3  6,300  6,741
Wyman-Gordon Co. 10 3/4%, 3/15/03  B1  13,065  13,490
  75,956
DEFENSE ELECTRONICS - 0.5%
Tracor, Inc. 10 7/8%, 8/15/01  B2  10,841  11,220
TOTAL AEROSPACE & DEFENSE   87,176
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 2.3%
American Pacific Corp. 11%, 2/21/02 (h)  - $ 3,400 $ 3,060
G-I Holdings, Inc. Series B, 0%, 10/1/98  Ba3  1,930  1,438
Harris Chemical Corp. 0%, 7/15/01 (e)  B2  19,400  17,048
NL Industries, Inc. 0%, 10/15/05 (e)  B2  14,750  11,118
Trans Resources, Inc. 11 7/8%, 7/1/02 (h)  B2  22,700  21,452
  54,116
IRON & STEEL - 0.1%
AK Steel Corp. 10 3/4%, 4/1/04  Ba3  1,300  1,419
METALS & MINING - 1.0%
International Wire Group, Inc.
11 3/4%, 6/1/05 (h)  B3  24,370  23,944
PACKAGING & CONTAINERS - 0.2%
Crown Packaging Holdings Ltd.
0%, 11/1/03 (e)  Caa  11,730  5,366
PAPER & FOREST PRODUCTS - 0.8%
Mail-Well Corp. 10 1/2%, 2/15/04  B-  8,000  7,720
Mail-Well Holdings, Inc. 0%, 2/15/06 (e)  -  10,640  6,384
Stone Container Corp.:
10 3/4%, 10/01/02  B1  3,840  4,018
 11 1/2%, 10/1/04  B1  780  811
  18,933
TOTAL BASIC INDUSTRIES   103,778
CONSTRUCTION & REAL ESTATE - 4.7%
BUILDING MATERIALS - 1.9%
Building Materials Corp. of America
0%, 7/1/04 (e)  B1  43,450  28,460
Nortek, Inc., 9 7/8%, 3/1/04  B3  12,500  11,625
Standard Brands Paint Co.
14 1/2%, 5/17/97 (g)(j)  -  5,000  5,000
  45,085
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - 2.2%
Grand Bay Residences of Key Biscayne
15%, 12/31/99 (g)  - $ 2,500 $ 2,500
Greystone Homes, Inc. 10 3/4%, 3/1/04  B2  11,500  10,177
UDC Homes, Inc. 11 3/4%, 4/30/03 (b)  B2  41,147  33,741
WCI Communities LP 17%, 7/24/98 (g)  -  5,000  4,937
  51,355
REAL ESTATE - 0.6%
Cadillac Fairview Corp. 12%, 7/31/05  - CAD 35  23
Littlefield Co. 10%, 12/31/95 (g)  -  15,880  14,390
  14,413
TOTAL CONSTRUCTION & REAL ESTATE   110,853
DURABLES - 2.5%
AUTOS, TIRES, & ACCESSORIES - 1.5%
Aftermarket Technology Corp. Series B,
12%, 8/1/04  B3  16,100  17,026
Harvard Industries, Inc.:
12%, 7/15/04  B3  10,000  10,500
 11 1/8%, 8/1/05 (h)  B3  6,570  6,669
  34,195
TEXTILES & APPAREL - 1.0%
Hat Brands, Inc.:
Series B, 12 5/8%, 9/15/02  -  14,630  15,362
 Series D, 12 5/8%, 9/15/02  -  3,960  4,158
Leslie Fay Companies, Inc. (b)(g):
9.53%, 1/15/00  -  4,290  2,574
 10.54%, 1/15/02  -  3,878  1,939
  24,033
TOTAL DURABLES   58,228
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 2.9%
ENERGY SERVICES - 0.0%
Welltech, Inc. 12%, 1/7/98  - $ 661 $ 661
OIL & GAS - 2.9%
Mesa Capital Corp. secured
12 3/4%, 6/30/98 (e)  Caa  40,864  36,778
Transamerican Refining Corp. 0%, 2/15/02 (j) Caa 15,366 10,756 Transtexas Gas Corp. 11 1/2%, 6/15/02 B2 20,000 20,850
  68,384
TOTAL Energy   69,045
FINANCE - 0.9%
INSURANCE - 0.1%
I.C.H. Corp. 11 1/4%, 12/1/96 (b)  C  5,630  2,702
SAVINGS & LOANS - 0.5%
Centrust euro mortgage 0%, 2/15/10  AAA  50,600  11,764
SECURITIES INDUSTRY - 0.3%
CBO Partners LP 12.55%, 12/15/04 (b)  -  13,500  7,628
TOTAL FINANCE   22,094
HEALTH - 1.9%
MEDICAL FACILITIES MANAGEMENT - 1.9%
Integrated Healthcare Facilities LP
10%, 12/6/96 (b)  -  141  1
Tenet Healthcare Corp.:
8 5/8%, 12/1/03  Ba2  28,050  28,821
 10 1/8%, 3/1/05  Ba3  13,930  15,044
  43,866
INDUSTRIAL MACHINERY & EQUIPMENT - 5.1%
INDUSTRIAL MACHINERY & EQUIPMENT - 4.9%
MVE, Inc. 12 1/2%, 2/15/02  B3  13,670  14,012
Specialty Equipment Cos., Inc. 11 3/8%, 12/1/03  B3  29,550  30,437
Thermadyne Holdings Corp.:
10 1/4%, 5/1/02  B3  17,891  17,802
 10 3/4%, 11/1/03  Caa  53,189  52,657
  114,908
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
POLLUTION CONTROL - 0.2%
Envirosource, Inc. 9 3/4%, 6/15/03  B3 $ 6,000 $ 5,280
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   120,188
MEDIA & LEISURE - 14.0%
BROADCASTING - 4.6%
Citicasters, Inc. 9 3/4%, 2/15/04  B-  12,500  12,562
Cooke Media Group, Inc. 11 5/8%, 4/1/99  -  1,540  1,463
NWCG Holdings Corp. 0%, 6/15/99  Caa  104,974  70,595
Robin Media Group, Inc. 11 1/8%, 4/1/97  -  24,610  25,287
  109,907
LODGING & GAMING - 9.4%
Bally's Casino Holdings, Inc. 10 1/2%, 6/15/98  B2  32,015  24,812
Bally Gaming International, Inc.,
10 3/8%, 7/15/98  -  10,000  10,300
Grand Casino Resorts, Inc. gtd.
1st Mtg. 12 1/2%, 2/1/00  Ba3  1,330  1,490
HMH Properties, Inc. 9 1/2%, 5/15/05 (h)  B1  19,990  20,090
Harrah's Jazz Co. 14 1/4%, 11/15/01 (l)  B1  79,930  69,939
Horseshoe Gaming LLC 12 3/4%, 9/30/00 (h)    7,000  6,947
Maritime Group Ltd. pay-in-kind
14%, 2/15/97 (b)(j)  -  9,525  1,810
Mohegan Tribal Gaming Authority
13 1/2%, 1/15/02 (h)  -  12,970  13,586
Players International, Inc. 10 7/8%, 4/15/05  Ba3  28,610  27,180
President Riverboat Casinos 13%, 9/15/01  B  5,440  4,842
Stratosphere Corp. 14 1/4%, 5/15/02  B2  31,280  33,391
Trump Plaza Funding, Inc. gtd. mtg.
10 7/8%, 6/15/01  B3  8,590  8,075
  222,462
PUBLISHING - 0.0%
Maxwell Communication Corp.
PLC euro 5%, 6/16/99 (k)  - CHF 7  1
TOTAL MEDIA & LEISURE   332,370
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - 2.5%
FOODS - 1.0%
Specialty Foods Corp.:
Series B, 11 1/8%, 10/1/02  B3 $ 4,410 $ 4,123
 11 1/4%, 8/15/03  Caa  17,750  14,910
Van De Kamps, Inc. 12%, 9/15/05  B3  5,190  5,320
  24,353
HOUSEHOLD PRODUCTS - 1.5%
MacAndrews and Forbes Holdings, Inc.
13%, 3/1/99  -  2,300  2,311
Revlon Consumer Products Corp.
10 1/2%, 2/15/03  B3  32,260  33,147
  35,458
TOTAL NONDURABLES   59,811
RETAIL & WHOLESALE - 6.7%
APPAREL STORES - 1.8%
Apparel Retailers, Inc. 0%, 8/15/05 (e)  Caa  26,450  16,267
Lamonts Apparel Inc. 10 1/4%, 11/1/99 (b)(h)  -  18,686  4,672
Merry-Go-Round Enterprises
7.09%, 9/1/03 (b)(g)  -  7,500  5,100
Specialty Retailers, Inc.:
10%, 8/15/00  B1  11,000  10,560
 11%, 8/15/03  B3  5,180  4,869
  41,468
GENERAL MERCHANDISE STORES - 0.1%
Parisian, Inc. 9 7/8%, 7/15/03  Caa  2,970  2,525
GROCERY STORES - 3.1%
Pathmark Stores, Inc.:
11 5/8%, 6/15/02  B3  7,860  8,194
 12 5/8%, 6/15/02  B3  3,455  3,645
 9 5/8%, 5/1/03  B2  6,950  6,863
 0%, 11/1/03 (e)  B3  38,510  24,839
Purity Supreme, Inc. 11 3/4%, 8/1/99  B3  27,750  30,352
  73,893
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 1.7%
Art Store Holdings (g):
9%, 7/31/96  - $ 842 $ 842
 9%, 7/31/97  -  842  842
Barry's Jewelers, Inc. 11%, 12/22/00  -  26,692  26,158
Color Tile, Inc. 10 3/4%, 12/15/01  Caa  1,750  665
Finlay Fine Jewelry Corp. 10 5/8%, 5/1/03  B1  3,120  3,073
Town & Country Corp.:
11 1/2%, 9/15/97  B3  986  927
 13%, 5/31/98 (b)  Caa  13,443  8,604
  41,111
TOTAL RETAIL & WHOLESALE   158,997
SERVICES - 3.0%
LEASING & RENTAL - 2.8%
GPA Delaware, Inc.:
8 1/2%, 3/3/97  -  27,100  25,813
 gtd. notes 8 3/4%, 12/15/98  Caa  8,050  7,205
 8 5/8%, 1/15/99    26,700  23,229
Scotsman Holdings, Inc. pay-in-kind 11%, 3/1/04  -  12,666  10,661
  66,908
SERVICES - 0.2%
Acetex Corp. 9 3/4%, 10/1/03 (h)  B1  3,850  3,956
TOTAL SERVICES   70,864
TECHNOLOGY - 5.7%
COMMUNICATIONS EQUIPMENT - 0.8%
Echostar Communications Corp. unit
0%, 6/1/04 (e)  Caa  28,135  18,006
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Bell & Howell Holdings Co.
0%, 3/1/05 (e)  B3  23,235  14,870
Dictaphone Corp. 11 3/4%, 8/1/05  B3  16,970  16,631
  31,501
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONICS - 3.6%
Alpine Group, Inc. 12 1/4%, 7/15/03 (h)  B $ 60,800 $ 57,456
Berg Electronics, Inc. 11 3/8%, 5/1/03  B3  25,820  28,918
  86,374
TOTAL TECHNOLOGY   135,881
TRANSPORTATION - 4.1%
AIR TRANSPORTATION - 3.5%
CHC Helicopter Corp. 11 1/2%, 7/15/02  B3  8,910  7,908
Continental Airlines, Inc. 2nd priority secured
equipment certificate 11%, 3/15/00 (b)  Caa  2,070  -
US Air, Inc.:
 9 5/8%, 2/1/01  B3  51,195  45,564
 10%, 7/1/03  B3  24,430  21,559
 9 5/8%, 9/1/03  B1  7,050  6,803
  81,834
RAILROADS - 0.6%
Transtar Holdings L.P./Transtar Cap. Corp.,
Series B, 0%, 12/15/03 (e)  B-  22,790  15,155
TRUCKING & FREIGHT - 0.0%
St. Johnsbury Trucking Co. unit
11%, 7/15/98 (b)(g)  -  7,550  854
TOTAL TRANSPORTATION   97,843
UTILITIES - 6.3%
CELLULAR - 3.2%
Dial Call Communications, Inc. (e):
0%, 4/15/04  Caa  17,280  8,770
 0%, 12/15/05  Caa  5,000  2,387
Nextel Communications, Inc.
0%, 8/15/04 (e)  B3  125,980  63,620
USA Mobile Communications, Inc. II
9 1/2%, 2/1/04  B3  460  440
  75,217
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 2.3%
Del Norte Funding Corp. secured leasing oblig.
11 1/4%, 1/2/14 (b)  Ca $ 19,810 $ 12,579
El Paso Funding Corp. lease oblig. (b):
9 3/8%, 10/1/96  Ca  3,780  2,391
 9.20%, 7/2/97  Ca  3,000  1,905
 10 3/8%, 1/2/11  Ca  19,330  12,226
 10 3/4%, 4/1/13  Ca  39,440  24,946
  54,047
GAS - 0.8%
Columbia Gas Systems, Inc. (b):
9.07%, 1/12/00  -  1,070  1,557
 9.35%, 9/1/00  Caa  2,000  2,940
 9 1/4%, 9/30/04  Caa  1,000  1,460
 9.24%, 12/30/14  -  2,500  3,663
 9 1/2%, 10/10/19  B1  5,500  8,112
 9.30%, 12/18/19  Caa  1,200  1,758
  19,490
TOTAL UTILITIES   148,754
TOTAL NONCONVERTIBLE BONDS   1,619,748
TOTAL CORPORATE BONDS
(Cost $1,636,667)   1,643,754
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 0.1%
CenTrust Savings 0%, 2/15/10 (Cost $2,605)  AAA  13,000  3,023
COMMERCIAL MORTGAGE SECURITIES - 2.0%
ACP Mortgage LP commercial floater (h)(j):
Series E, 7.6448%, 2/28/28  BB  2,433  1,863
 Series F, 7.6448%, 2/28/28  B  2,537  2,036
CS First Boston Mortgage Securities Corp.
commercial Series 1995-AEWI Class E,
9.187%, 11/25/97 (h)(j)  -  4,000  3,456
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) (D) AMOUNT (C) (000S) (000S)
Lennar Central Partners LP commercial Series
1995-1 Class F, 11.70%, 5/15/05 (h)  - $ 5,000 $ 5,013
Morgan Stanley Capital I commercial Series
1995-TNE, Class D2, 8.24%, 12/15/23 (h)  Ba3  4,005  3,449
Resolution Trust Corp. commercial:
floater Series:
 1991-M2 Class A1, 7.3802%, 9/25/20 (j)  Ba3  4,594  3,400
 Series 1994-C1
 Class E, 8%, 6/25/26  BB  10,104  8,746
  Class F, 8%, 6/25/26  B  2,724  2,227
 Series 1994-C2:
 Class F, 8%, 4/25/25  BB  7,391  6,583
  Class G, 8%, 4/25/25  B  1,393  1,149
 Series 1995-C1 Class F, 6.90%, 2/25/27  B1  3,666  3,215
Structured Asset Securities Corp. commercial
Series 1995-C1 Class E, 7 3/8%, 9/25/24 (h)  BB  6,500  4,857
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $43,721)   45,994
COMMON STOCKS - 8.4%
 SHARES
AEROSPACE & DEFENSE - 0.1%
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. (a)  132,900  2,126
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.2%
Atlantis Group, Inc. (Trivest/Winston) (a)(g)  33,115  215
Plastic Specialties & Technology, Inc. (a)  2,500  -
Rexene Corp. (a)  65,900  601
Trivest 1992 Special Fund LP  11.4 (i)  2,790
  3,606
PAPER & FOREST PRODUCTS - 0.2%
Mail-Well Holdings, Inc. (a)(h)  53,200  1,756
Repap Enterprises, Inc. (a)  567,200  3,586
  5,342
TOTAL BASIC INDUSTRIES   8,948
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - 1.8%
BUILDING MATERIALS - 0.9%
Corimon SA CA ADR (a)(g)  1,359,203 $ 5,649
Standard Brands Paint Co. (a)(f)  8,246,743  14,432
Standard Brands Paint Co. Series B (non-vtg.) (a)(g)  8,417  8
Waxman Industries, Inc. (warrants) (a)  420,000  105
  20,194
REAL ESTATE - 0.9%
Cadillac Fairview Corp. (a)  1,861,413  21,459
Cadillac Fairview Corp. (warrants) (a)  187,104  696
  22,155
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Prime Retail, Inc.  51,000  618
TOTAL CONSTRUCTION & REAL ESTATE   42,967
DURABLES - 0.2%
HOME FURNISHINGS - 0.0%
Polyvision Corp. (a)  47,428  116
TEXTILES & APPAREL - 0.2%
Hat Brands, Inc. (warrants) (a)(g)  246,278  2,709
HM/Hat Brands Trust unit Class I (a)(g)  1,980,000  1,980
  4,689
TOTAL DURABLES   4,805
ENERGY - 0.1%
ENERGY SERVICES - 0.1%
Welltech, Inc. (a)(f)(g)  31,958  2,876
OIL & GAS - 0.0%
Goodrich Petroleum Corp. (a)  358,125  358
Goodrich Petroleum Corp. (warrants) (a)(g)  460,000  -
  358
TOTAL ENERGY   3,234
FINANCE - 0.1%
INSURANCE - 0.1%
American Annuity Group, Inc.   193,713  2,082
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
MVE, Inc. (warrants) (a)  13,670 $ 273
HOLDING COMPANIES - 0.2%
SDW Holdings Corp. (warrants) (a)  27,816  167
SDW Holdings Corp. unit (a)(h)  12,555  3,767
  3,934
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
ELECTRICAL EQUIPMENT - 0.2%
Ampex Corp. (a):
Class A  262,465  820
 Class A (warrants)  662,447  2,070
 Class C  152,977  478
 Class C (warrants)  206,879  646
  4,014
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Specialty Equipment Companies, Inc. (a)  115,247  1,224
Terex Corp. (rights) (a)(g)  29,100  4
Thermadyne Holdings Corp. (a)(f)  2,252,642  39,140
  40,368
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   44,382
MEDIA & LEISURE - 2.0%
BROADCASTING - 0.2%
Chancellor Trust unit Class I (a)(g)  273  5,515
ENTERTAINMENT - 0.0%
Live Entertainment, Inc. (a)(g):
$2.00 (warrants)  256,000  13
 $2.72 (warrants)  244,706  12
  25
LODGING & GAMING - 1.8%
Bally Gaming International, Inc. (a)  452,207  4,748
Bally Gaming International, Inc. (warrants) (a)  300,000  2,062
Bally's Grand, Inc. (warrants) (a)  117,265  865
Casino Magic Finance Corp. (warrants) (a)  19,500  -
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Griffin Gaming & Entertainment, Inc. Litigate
Trust Certificates (a)  77,112 $ -
Horseshoe Gaming LLC (warrants) (a)  3,500,000  700
Maritime Group Ltd. (warrants) (a)  103,320  1
Sun International Hotels Ltd. (a)(f)  928,902  27,867
Sun Internaitonal Hotels Ltd. Class B (a)  195,068  5,998
  42,241
TOTAL MEDIA & LEISURE   47,781
NONDURABLES - 0.4%
BEVERAGES - 0.0%
Heileman G Brewing Inc. unit Class 1 (a)(g)  400  400
TOBACCO - 0.4%
RJR Nabisco Holdings Corp.  320,000  9,840
TOTAL NONDURABLES   10,240
RETAIL & WHOLESALE - 0.5%
APPAREL STORES - 0.1%
Dylex Ltd. (a)  1,185,595  2,019
Dylex Ltd. (warrants) (a)  239,140  80
Lamonts Apparel Inc. (a)  307,603  10
Lamonts Apparel Inc. (warrants) (a)  562,033  -
Merry-Go-Round Enterprises, Inc. (a)  1,258,700  629
  2,738
GROCERY STORES - 0.0%
FF Holdings Corp. (a)(f)(g)  11,900  24
Grand Union Capital Corp. Class B (a)  1,506  -
Little Rock Groceries, Inc. (warrants) (a)  51  -
Purity Supreme, Inc. (warrants) (a)(g)  55,961  1
  25
RETAIL & WHOLESALE, MISCELLANEOUS - 0.4%
Barry's Jewelers, Inc. (a)(f)  380,545  1,570
Barry's Jewelers, Inc. (warrants) (a)  47,568  12
Crown Books Corp. (a)(f)  376,600  4,331
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Little Switzerland, Inc. (a)(f)  634,076 $ 2,378
Zale Corp. unit (a)(g)  1,768,285  35
  8,326
TOTAL RETAIL & WHOLESALE   11,089
SERVICES - 0.1%
LEASING & RENTAL - 0.1%
Scotsman Holdings, Inc.  88,173  1,153
SERVICES - 0.0%
Vestar/LPA Investment Corp. (a)  2,550  48
TOTAL SERVICES   1,201
TECHNOLOGY - 0.6%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Intelogic Trace, Inc. (a)(f)  3,931,987  -
ELECTRONICS - 0.6%
AMP, Inc.  300,000  11,775
Berg Electronics Holdings Corp. (a)(h)  502,637  3,016
  14,791
TOTAL TECHNOLOGY   14,791
TRANSPORTATION - 0.0%
AIR TRANSPORTATION - 0.0%
CHC Helicopter Corp. (warrants) (a)  108,320  -
RAILROADS - 0.0%
Westinghouse Air Brake Co. (a)  118,000  1,032
TOTAL TRANSPORTATION   1,032
UTILITIES - 0.0%
ELECTRIC UTILITY - 0.0%
Great Bay Power (a)  94,731  734
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
GAS - 0.0%
UGI Corp. (warrants) (a)  81,500 $ 12
TOTAL UTILITIES   746
TOTAL COMMON STOCKS
(Cost $224,598)   199,631
PREFERRED STOCKS - 5.9%
CONVERTIBLE PREFERRED STOCKS - 1.2%
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Prime Retail, Inc. Series B, $2.125  400,000  7,650
ENERGY - 0.4%
OIL & GAS - 0.4%
Atlantic Richfield Co. exchangeable $.5575  441,300  9,929
RETAIL & WHOLESALE - 0.4%
GROCERY STORES - 0.4%
Supermarkets General Holdings Corp.
exchangeable pay-in-kind $3.52 (a)  307,893  8,775
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. (a)  542,144  434
TOTAL RETAIL & WHOLESALE   9,209
SERVICES - 0.0%
SERVICES - 0.0%
La Petite Holdings Corp. exchangeable (a)  41,200  824
TECHNOLOGY - 0.1%
ELECTRONICS - 0.1%
Alpine Group, Inc. 8% cumulative  26,953  1,213
TOTAL CONVERTIBLE PREFERRED STOCKS   28,825
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONCONVERTIBLE PREFERRED STOCKS - 4.7%
BASIC INDUSTRIES - 0.0%
PAPER & FOREST PRODUCTS - 0.0%
S D Warren Co. exchangeable pay-in-kind  27,816 $ 890
CONSTRUCTION & REAL ESTATE - 0.0%
CONSTRUCTION - 0.0%
UDC Homes, Inc. prime exchangeable (a)  148,144  -
ENERGY - 2.3%
OIL & GAS - 2.3%
Gulf Canada Resources Ltd. Series 1, adj. rate  18,695,804  52,841
Gulf Canada Resources Ltd. (g)  220,666  607
  53,448
HEALTH - 0.0%
MEDICAL FACILITIES MANAGEMENT - 0.0%
Integrated Healthcare Facilities LP Series A (a)  1,404  -
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
ELECTRICAL EQUIPMENT - 0.6%
Ampex Corp. 8% (a)(g)  23,995  14,832
MEDIA & LEISURE - 1.4%
BROADCASTING - 1.4%
Cablevision System Corp. Series G,
exchangeable pay-in-kind (a)(h)  200,800  20,733
PanAmSat Corp. pay-in-kind 12 3/4% (a)  10,970  11,930
TOTAL MEDIA & LEISURE   32,663
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.0%
Intelogic Trace, Inc. 10% (a)  645,723  -
ELECTRONICS - 0.4%
Berg Electronics Holding Corp. Series E, pay-in-kind $3.4687  335,652
9,398
TOTAL TECHNOLOGY   9,398
TOTAL NONCONVERTIBLE PREFERRED STOCKS   111,231
TOTAL PREFERRED STOCKS
(Cost $147,560)   140,056
PURCHASED BANK DEBT - 2.9%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (C) (000S) (000S)
Calton, Inc. revolving loan (b)   $ 9,087 $ 6,361
Dylex Ltd. trade claim (b)   CAD 5,893  2,290
El Paso Electric Co. secured loan RGRT facility (b)    10,050  10,251
Intelogic Trace Postpetition Loan (b)    231  231
Isosceles PLC term loan (b)   GBP 192  176
Leslie Fay Companies., Inc. (b):
term loan    4,933  2,960
 revolving loan    4,351  2,610
Merry-Go-Round Enterprises, Inc. (b):
 lease indemnity claim    805  548
 term loan    4,129  2,808
 trade claim    7,583  5,156
Somerfield Holdings Ltd.:
revolving loan   GBP 3,718  5,226
 term loan   GBP 8,365  11,481
TAK Communications term loan (b)    36,907  18,269
Welltech, Inc.:
 Vanguard loan participation (b)    743  371
TOTAL PURCHASED BANK DEBT
(Cost $49,890)   68,738
REPURCHASE AGREEMENTS - 11.3%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.88%, dated
10/31/95 due 11/1/95  $ 266,253 $ 266,210
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,371,251)    $ 2,367,406
CURRENCY ABBREVIATIONS
GBP - British pound
CAD - Canadian dollar
CHF - Swiss franc
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Principal amount is stated in United States dollars unless otherwise noted.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. Affiliated company (see Note 6 of Notes to Financial Statements).
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Ampex Corp. 8% 2/16/95 $ 12,598
Art Store Holdings:
 9%, 7/31/96 8/1/95 $ 842
 9%, 7/31/97 8/1/95 $ 842
Atlantis Group, Inc.
 (Trivest/Winston) 4/6/93 $ 39
Chancellor Trust
 unit Class 1 10/12/94 $ 5,515
Corimon SA CA ADR 7/27/95 $ 9,005
FF Holdings Corp. 10/2/92
  to 1/14/94 $ 48
Goodrich Petroleum
 Corp. (warrants) 2/5/93 $ 438
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Grand Bay Residences
 of Key Biscayne
 15%, 12/31/99 7/20/95 $ 2,500
Gulf Canada
 Resources Ltd. 10/15/93
  to 8/31/94 $ 550
Hat Brands, Inc.
 (warrants) 9/2/92
  to 2/23/94 $ -
HM/Hat Brands Trust
 unit Class 1 2/22/94 $ 1,980
Heileman G Brewing
 Inc. unit Class 1 1/21/94 $ 8,019
Leslie Fay
 Companies, Inc.:
 9.53%, 1/15/00 7/19/93 $ 3,250
 10.54%, 1/15/02 7/19/93
  to 11/11/93 $ 2,565
Littlefield Co.
 10%, 12/31/95 2/28/94 $ 15,880
Live Entertainment, Inc.:
 $2.00 (warrants) 3/23/93 $ 244
 $2.72 (warrants) 3/23/93 $ 146
Merry-Go-Round
 Enterprises, Inc.:
 0%, 5/16/97 3/1/94
  to 3/24/94 $ 7,680
 7.09%, 9/1/03 3/21/94 $ 6,457
Purity Supreme, Inc.
 (warrants) 4/25/95 $ 1
St. Johnsbury Trucking Co.
 unit 11%, 7/15/98 2/1/93 $ 3,060
Standard Brands Paint Co.:
 Series B, (non-vtg.) 3/16/95 $ 8
 14 1/2%, 5/17/97. 5/18/95 $ 5,000
Terex Corp. (rights) 7/29/92 $ -
WCI Communities LP
 17%, 7/24/98 7/24/95 $ 4,937
Welltech, Inc. 6/14/91
  to 1/20/94 $ 3,863
Zale Corp. unit 2/6/91
  to 7/30/93 $ 329
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $211,778,000 or 8.8% of net assets.
9. Represents number of units held.
10. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
11. Non-income producing - the company moved to seek a court appointed administrator under British bankruptcy law.
12. Non-income producing - subsequent to October 31, 1995 issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.6%
Baa 0.0% BBB  0.3%
Ba 3.8% BB  6.6%
B 37.1% B  34.9%
Caa 11.8% CCC  11.5%
Ca, C 2.4% CC, C  0.0%
  D  1.1%
The percentage not rated by either S&P or Moody's amounted to 13.8% including long- term debt categorized as other securities. FMR has determined that unrated debt securities that are lower quality account for 13.8% of the total value of investment in securities.
INCOME TAX INFORMATION
At October 31, 1995, the aggregate cost of investment securities for income tax purposes was $2,373,115,000. Net unrealized depre- ciation aggregated $5,709,000, of which $163,161,000 related to appreciated investment securities and $168,870,000 related to depreciated investment securities. At April 30, 1995, the fund had a capital loss carryforward of approximately $64,478,000 all of which will expire on April 30, 1999. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1995

ASSETS

Investment in securities, at value (including repurchase                    $ 2,367,406
agreements of $266,210) (cost $2,371,251) -
See accompanying schedule

Cash                                                                         248

Receivable for investments sold                                              12,676

Dividends receivable                                                         873

Interest receivable                                                          41,363

Redemption fees receivable                                                   3

Other receivables                                                            44

 TOTAL ASSETS                                                                2,422,613

LIABILITIES

Payable for investments purchased                                 $ 9,964

Payable for fund shares redeemed                                   405

Distributions payable                                              1,937

Accrued management fee                                             1,387

Other payables and accrued expenses                                644

Collateral on securities loaned, at value                          13,155

 TOTAL LIABILITIES                                                           27,492

NET ASSETS                                                                  $ 2,395,121

Net Assets consist of:

Paid in capital                                                             $ 2,477,876

Undistributed net investment income                                          8,395

Accumulated undistributed net realized gain (loss) on                        (87,003)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                (4,147)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 256,303 shares outstanding                                  $ 2,395,121

NET ASSET VALUE, offering price and redemption price per                     $9.34
share ($2,395,121 (divided by) 256,303 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED OCTOBER 31, 1995

INVESTMENT INCOME                                                      $ 5,434
Dividends

Interest (including income on securities loaned of $34)                 100,896

 TOTAL INCOME                                                           106,330

EXPENSES

Management fee                                             $ 8,207

Transfer agent:                                             2,378
Fees

 Redemption fees                                            (27)

Accounting and security lending fees                        288

Non-interested trustees' compensation                       5

Registration fees                                           67

Audit                                                       81

Legal                                                       825

Miscellaneous                                               3

 TOTAL EXPENSES                                                         11,827

NET INVESTMENT INCOME                                                   94,503

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities (including realized loss of          (20,590)
$11,797
 on sales of investments in affiliated issuers)

 Foreign currency transactions                              309         (20,281)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      101,313

 Assets and liabilities in foreign currencies               (53)        101,260

NET GAIN (LOSS)                                                         80,979

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 175,482
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      SIX MONTHS       YEAR ENDED
                                                          ENDED OCTOBER    APRIL 30,
                                                          31,              1995
                                                          1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 94,503         $ 176,514
Net investment income

 Net realized gain (loss)                                  (20,281)         46,501

 Change in net unrealized appreciation (depreciation)      101,260          (141,906)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           175,482          81,109
 FROM OPERATIONS

Distributions to shareholders                              (98,229)         (164,874)
From net investment income

 In excess of net investment income                        (33,322)         (54,199)

 TOTAL DISTRIBUTIONS                                       (131,551)        (219,073)

Share transactions                                         250,402          451,397
Net proceeds from sales of shares

 Reinvestment of distributions                             114,746          189,645

 Cost of shares redeemed                                   (270,773)        (982,932)

 Redemption fees                                           543              2,603

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           94,918           (339,287)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  138,849          (477,251)

NET ASSETS

 Beginning of period                                       2,256,272        2,733,523

 End of period (including undistributed net investment    $ 2,395,121      $ 2,256,272
income of $8,395 and $45,443, respectively)

OTHER INFORMATION
Shares

 Sold                                                      26,893           49,736

 Issued in reinvestment of distributions                   12,446           20,933

 Redeemed                                                  (29,098)         (109,523)

 Net increase (decrease)                                   10,241           (38,854)


FINANCIAL HIGHLIGHTS
      SIX MONTHS    YEARS ENDED APRIL 30,
      ENDED
      OCTOBER 31,

      1995          1995                    1994 C   1993   1992   1991


SELECTED PER-SHARE DATA

Net asset value,               $ 9.170   $ 9.590   $ 9.300   $ 8.320   $ 6.920   $ 6.710
beginning of period

Income from                     .373      .814      .871      .645      .725      .722
Investment
Operations
Net investment
 income

 Net realized and               .320      (.427)    .249      .942      1.418     .196
 unrealized gain
 (loss)

 Total from                     .693      .387      1.120     1.587     2.143     .918
 investment
 operations

Less Distributions              (.392)    (.617)    (.730)    (.619)    (.746)    (.708)
From net investment
 income

 In excess of net               (.133)    (.202)    (.119)    -         -         -
 investment income

 Total distributions            (.525)    (.819)    (.849)    (.619)    (.746)    (.708)

Redemption fees                 .002      .012      .019      .012      .003      -
added to paid in
capital

Net asset value, end           $ 9.340   $ 9.170   $ 9.590   $ 9.300   $ 8.320   $ 6.920
of period

TOTAL RETURN B                  7.78%     4.63      12.46     20.03     32.95     14.82
                                         %         %         %         %         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 2,395   $ 2,256   $ 2,734   $ 2,124   $ 1,579   $ 953
period (in millions)

Ratio of expenses to            1.00%A    .96       .97       .91       .80       .81
average net assets                       %         %         %         %         %

Ratio of net investment         8.02%A    7.38      6.78      7.45      9.77      11.26
income to average                        %         %         %         %         %
net assets

Portfolio turnover rate         76%A      78        100       102       132       108
                                         %         %         %         %         %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a
1. SIGNIFICANT ACCOUNTING POLICIES- CONTINUED
INVESTMENT INCOME - CONTINUED
portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Legal expenditures that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized loss on investment transactions. Ongoing expenditures to protect or enhance an investment, or expenditures incurred to pursue other claims or legal actions are recorded as operating expenses.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, market discount, partnerships, capital loss carryforwards, non-taxable dividends and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. REDEMPTION FEES. Shares held in the fund less than 365 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. A portion of the fee is accounted for as a reduction of transfer agent expenses. This portion of the redemption fee is used to offset the transaction costs and other expenses that short-term trading imposes on the fund and its shareholders. The remainder of the redemption fee is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts
2. OPERATING POLICIES- CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $79,919,000 or 3.3% of net assets.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, these investments amounted to $73,583,000 or 3.2% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $815,963,000 and $786,315,000, respectively, of which U.S. government and government agency obligations aggregated $21,131,000 and $15,232,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .55%. For the period, the management fee was equivalent to an annualized rate of .70% of average net assets .
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. FMR or FDC has informed the fund that payments made to third parties under the Plan amounted to $30,000 for the period.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $103,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities,
5. SECURITY LENDING - CONTINUED
in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $12,813,000 and $13,155,000, respectively.
6. TRANSACTIONS WITH
AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND MARKET
AFFILIATE COST COST INCOME VALUE
Ampex Corp. Class C  $ - $ 7,464 $ - $ -
Art Store Holdings   -  2,618  -  -
Barry's Jewelers, Inc.   -  -    1,570
Crown Books Corp.   -  -  -  4,331
FF Holdings Corp.   -  -  -  -
Intelogic Trace, Inc.   -  -  -  -
Little Switzerland, Inc.   -  -  -  2,378
Standard Brands Paint Co.   -  18,721  -  14,432
Standard Brands Paint Property
 Holdings   -  2,526  -  -
Sun International Hotels Ltd.   -  -  -  27,867
Thermadyne Holdings Corp.   -  -  -  39,140
Welltech, Inc.   -  -    2,876
TOTALS  $ - $ 31,329 $ - $ 92,594
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Summer Street Trust: Fidelity Capital & Income Fund, including the schedule of portfolio investments, as of October 31, 1995, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six month period then ended and the year ended April 30, 1995 and the financial highlights for the six months ended October 31, 1995 and each of the five years in the period ended April 30, 1995. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Summer Street Trust: Fidelity Capital & Income Fund as of October 31, 1995, the results of its operations for the six months then ended , the changes in its net assets for the six months then ended and the year ended April 30, 1995, and the financial highlights for the six months ended October 31, 1995 and each of the five years in the period ended April 30, 1995, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 12, 1995
INVESTMENT ADVISER
Fidelity Management & Research Company, Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
David J. Breazzano, Vice President
Robert A. Lawrence, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
Mortgage Securities
Short-Term Bond
Short-Term World Income
Spartan Ginnie Mae
(registered trademark)
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Long-Term Government
Spartan Short-Term Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE